Investments in Unconsolidated Real Estate Ventures - Summary of Investments in Unconsolidated Real Estate Ventures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Investments In Unconsolidated Real Estate Ventures [Line Items]
Carrying Value of Investment		$ 32,782	$ 35,832
Dupont Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[1],[2]	October 2019
Carrying Value of Investment	[1],[2]	$ 3,358	3,975
East York, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[1],[3]	June 2020
Carrying Value of Investment	[1],[3]	$ 4,945	5,663
Brampton, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[1],[3]	November 2020
Carrying Value of Investment	[1],[3]	$ 1,533	1,975
Vaughan, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[1],[3]	January 2021
Carrying Value of Investment	[1],[3]	$ 2,019	2,297
Oshawa, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[1],[3]	August 2021
Carrying Value of Investment	[1],[3]	$ 938	1,275
Scarborough, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[3],[4]	November 2021
Carrying Value of Investment	[3],[4]	$ 1,969	2,343
Aurora, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[2],[4]	December 2022
Carrying Value of Investment	[2],[4]	$ 1,935	2,481
Kingspoint Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[3],[4]	March 2023
Carrying Value of Investment	[3],[4]	$ 3,299	3,947
Whitby Property
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[5]	January 2024
Carrying Value of Investment	[5]	$ 7,661	7,076
Markham Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[2],[6]	May 2024
Carrying Value of Investment	[2],[6]	$ 2,470	2,064
Regent Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[7]	Under Development
Carrying Value of Investment	[7]	$ 2,655	$ 2,736

[1]	As of December 31, 2024, these properties were encumbered by first mortgages pursuant to the RBC JV Term Loan (defined below).
[2]	These joint venture properties were acquired through the SSGT II Merger, which closed on June 1, 2022.
[3]	These joint venture properties were acquired through the SST IV Merger, which closed on March 17, 2021.
[4]	As of December 31, 2024, these properties were encumbered by first mortgages pursuant to the RBC JV Term Loan II (defined below).
[5]	This property was acquired on January 12, 2023 in connection with a purchase agreement assumed in the SSGT II Merger.
[6]	This property is encumbered by a first mortgage pursuant to the SmartCentres Financings (defined below).
[7]	This property was occupied pursuant to a single tenant industrial lease until October 2024. The joint venture plans to develop this property into a self storage facility in the future.